Derivative Instruments and Hedging Activities (Fair Value and Balance Sheet Location (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Current Assets [Member]
Derivative Asset, Fair Value	$ 0.0	$ 0.1